As filed with the Securities and Exchange Commission on January 22, 2024

Securities Act File No. 333-276127

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No. 1

Post-Effective Amendment No. [    ]

UBS SERIES FUNDS

(Exact Name of Registrant as Specified in Charter)

787 Seventh Avenue

New York, New York 10019

(Address of Principal Executive Offices) (Zip Code)

(888) 793-8637

(Registrant’s Area Code and Telephone Number)

Keith A. Weller, Esq.

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service)

With copies to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such date as the Commission, acting pursuant to said Section 8(a), may determine that the Registration Statement shall become effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Prime Institutional Fund and UBS Select Prime Preferred Fund.

UBS SERIES FUNDS

UBS SELECT PRIME SERIES II INSTITUTIONAL FUND (FORMERLY, UBS SELECT ESG PRIME INSTITUTIONAL FUND)

UBS SELECT PRIME SERIES II PREFERRED FUND (FORMERLY, UBS SELECT ESG PRIME PREFERRED FUND)

787 SEVENTH AVENUE

NEW YORK, NEW YORK 10019

January 22, 2024

Dear Shareholder:

The Board of Trustees of UBS Series Funds (the “Board”) has approved an Agreement and Plan of Reorganization for each of the money market funds listed above (each, an “Acquired Fund,” and, collectively, the “Acquired Funds”), each a series of UBS Series Funds, providing for the acquisition of the assets and the assumption of the liabilities of each Acquired Fund by its corresponding Acquiring Fund, as shown below, each also a series of UBS Series Funds, in exchange for shares of the corresponding Acquiring Fund, followed by the complete liquidation of the Acquired Fund (each, a “Reorganization,” and, collectively, the “Reorganizations”).

Acquired Fund	Acquiring Fund
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund

After considering the recommendations of UBS Asset Management (Americas) Inc. (“UBS AM”), the investment advisor of the master funds in which the Acquired Funds and Acquiring Funds invest, the Board concluded that the Reorganization of each Acquired Fund with and into the corresponding Acquiring Fund is in the best interests of the shareholders of each Acquired Fund and each Acquiring Fund. The Reorganizations are expected to occur on or about February 23, 2024. Upon completion of the Reorganizations, you will become a shareholder of the corresponding Acquiring Fund, and you will receive shares of the corresponding class of the Acquiring Fund equal in value to your shares of the Acquired Fund. The Reorganizations are expected to be tax-free for you for federal income tax purposes, and no commission, redemption fee or transaction fee will be charged as a result of the Reorganizations.

The Reorganizations do not require shareholder approval, and you are not being asked to vote on the Reorganizations. We do, however, ask that you review the enclosed Information Statement/Prospectus, which contains information about each Acquiring Fund, outlines the differences between each Acquired Fund and its corresponding Acquiring Fund, and provides details about the terms and conditions of the Reorganizations.

We appreciate your continued support and confidence in the UBS Series Funds. If you have any questions, please contact us by calling toll-free 888-574-3863.

Sincerely,

Mark E. Carver

President

UBS Series Funds

S1755

January 22, 2024

INFORMATION STATEMENT FOR

UBS SELECT PRIME SERIES II INSTITUTIONAL FUND (FORMERLY, UBS SELECT ESG PRIME INSTITUTIONAL FUND)

UBS SELECT PRIME SERIES II PREFERRED FUND (FORMERLY, UBS SELECT ESG PRIME PREFERRED FUND)

(each, a series of UBS Series Funds)

787 Seventh Avenue

New York, New York 10019

(888) 793-8637

PROSPECTUS FOR

UBS SELECT PRIME INSTITUTIONAL FUND

UBS SELECT PRIME PREFERRED FUND

(each, a series of UBS Series Funds)

787 Seventh Avenue

New York, New York 10019

(888) 793-8637

THE US SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth information about UBS Select Prime Institutional Fund and UBS Select Prime Preferred Fund that a shareholder should know before investing. For more complete information about UBS Select Prime Institutional Fund and UBS Select Prime Preferred Fund or UBS Select Prime Series II Institutional Fund and UBS Select Prime Series II Preferred Fund, please read each fund’s Prospectus and Statement of Additional Information, as they may be amended and/or supplemented. As discussed further herein, these documents are available without charge.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATIONS

We recommend that you read the complete Information Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the reorganizations (each, a “Reorganization,” and, collectively, the “Reorganizations”) of each Acquired Fund into its corresponding Acquiring Fund, as described in the table below:

Acquired Fund	Acquiring Fund
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund

UBS Select Prime Series II Institutional Fund and UBS Select Prime Series II Preferred Fund are referred to individually as an “Acquired Fund” and collectively as the “Acquired Funds.” UBS Select Prime Institutional Fund and UBS Select Prime Preferred Fund are referred to individually as an “Acquiring Fund” and collectively as the “Acquiring Funds.” The Acquired Funds and Acquiring Funds are also referred to individually as a “Fund” and collectively as the “Funds.”

Q. How will the Reorganizations affect me?

A. The Reorganizations are expected to close on February 23, 2024. Upon the closing of the Reorganizations, the assets and liabilities of each Acquired Fund will be transferred to its corresponding Acquiring Fund and you will become a shareholder of such Acquiring Fund. You will receive shares of the Acquiring Fund equal in value to your shares of, the Acquired Fund.

Q. Why were the Reorganizations approved by the Board of Trustees of the Acquired Funds?

A. The Acquired Funds’ Board of Trustees (the “Board”) of UBS Series Funds (the “Trust”) determined that the Reorganizations are in the best interests of the shareholders of the Acquired Funds. The Acquired Funds’ Board considered other options potentially available to each Acquired Fund, including maintaining the status quo or liquidating the Acquired Funds, and determined to approve the Reorganizations. Prior to December 18, 2023, (i) UBS Select Prime Series II Institutional Fund’s name was “UBS Select ESG Prime Institutional Fund” and UBS Select Prime Series II Preferred Fund’s name was “UBS Select ESG Prime Preferred Fund”, (ii) each Acquired Fund’s investment objective was to earn maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process, (iii) each Acquired Fund had an 80% investment policy that required each Acquired Fund to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes), determined at the time of purchase, in securities that meet UBS AM’s sustainability criteria (the “80% Policy”), (iv) each Acquired Fund’s principal investment strategies included the consideration of sustainability factors, and (v) each Acquired Fund’s principal risks included a sustainability factor risk. Upon the recommendation of UBS Asset Management (Americas) Inc (“UBS AM”), the Board approved (i) a change to each Acquired Fund’s name, (ii) a change to each Acquired Fund’s investment objective such that the Acquired Fund’s investment objective is to earn maximum current income consistent with liquidity and the preservation of capital and no longer includes incorporation of ESG criteria into the investment process, (iii) the elimination of each Acquired Fund’s 80% Policy, (iv) related changes to each Acquired Fund’s principal investment strategies to remove references to the consideration of sustainability factors and (v) related changes to each Fund’s principal risks to remove the sustainability factor risk (collectively, the “Policy Changes”). The Policy Changes for the Acquired Funds became effective on December 18, 2023. Accordingly, the Acquired Funds and Acquiring Funds now have the same investment objective, principal investment strategies and principal risks. The total annual fund operating expenses of each Acquiring Fund on a pro forma basis giving effect to the proposed Reorganizations would be identical to the current total annual fund operating expenses of each Acquired Fund.

The Policy Changes were primarily designed to remove the ESG label and investment focus of the Acquired Funds and align the investment objectives, investment policies, principal investment strategies and principal risks of the Acquired Funds with those of the Acquiring Funds. In addition, there is currently significant overlap between the portfolio holdings and investments of the Acquired Funds and the Acquiring Funds. Upon the closing of the Reorganizations, UBS AM will cease offering money market funds for which there is a limited portfolio differentiation between ESG and non-ESG varieties within a broader investment strategy, which the Board has determined would be in the best interests of the Acquired Funds and the Acquiring Funds. Further, the Acquiring Funds have had, and are expected to have in the future, similar performance as the Acquired Funds because the Acquiring and Acquired Funds invest in significantly similar portfolios. The proposed Reorganizations also will allow all shareholders of the Acquired Funds to become shareholders of the Acquiring Funds without experiencing any adverse federal tax consequences of a sale of shares.

In addition to the Reorganizations, the Board of Trustees of Master Trust determined that the reorganization of the Master Trust—Prime Series II Master Fund (“Prime Series II Master Fund” and formerly, ESG Prime Master Fund) with and into the Master Trust—Prime Master Fund (“Prime Master Fund”), the master funds in which the Funds invest their assets, is in the best interests of the interestholders of Prime Series II Master Fund (the “Master Fund Reorganization”). The Board of Trustees of Master Trust approved corresponding changes to the name, investment objective, 80% policy, principal investment strategies and principal risks of Prime Series II Master Fund, the underlying master fund through which each Acquired Fund invests its securities, and such changes became effective on December 18, 2023. Accordingly, Prime Series II Master Fund and Prime Master Fund have the same investment objective, principal investment strategies and principal risks. The Acquired Funds and Acquiring Funds hold proportionate interests in the assets of Prime Series II Master Fund and Prime Master Fund, respectively. Similar to the Reorganizations, Prime Series II Master Fund’s Board considered other options potentially available to Prime Series II Master Fund, including maintaining the status quo or liquidating Prime Series II Master Fund, and determined to approve the Master Fund Reorganization.

Q. Am I being asked to vote on the Reorganizations?

A. No. Shareholders of the Acquired Funds are not required to approve the Reorganizations under state or federal law, the Investment Company Act of 1940, as amended (the “1940 Act”), or the organizational documents governing the Acquired Funds. We are not asking you for a proxy, and you are requested not to send us a proxy.

Q. Will the management of the Acquired Funds change?

A. No. UBS AM serves as the investment advisor and administrator for Prime Series II Master Fund and Prime Master Fund, which are the master funds in which the Funds invest their assets. Each Fund and its corresponding master fund have the same objective. UBS AM also acts as the administrator for the Funds. As investment advisor, UBS AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

The master funds may accept investments from other feeder funds. Each Fund bears the relevant master fund’s expenses in proportion to its investment in the master fund. Each Fund can set its own transaction minimums, feeder fund-specific expenses and other conditions.

Q. What are the key similarities/dissimilarities between each Acquired Fund and its corresponding Acquiring Fund?

A. There are no material dissimilarities between each Acquired Fund and its corresponding Acquiring Fund. The investment advisor for each master fund in which the Funds invest is UBS AM. Each Acquired Fund and its respective Acquiring Fund have an identical investment objective, principal investment strategies, and principal risks. Each Acquired Fund and each Acquiring Fund share the same Board and have identical fundamental investment policies/restrictions. Each Acquired Fund and each Acquiring Fund have the same contractual fees and expenses. In addition, each Acquired Fund and each Acquiring Fund is a “unitary fee fund” (i.e., UBS AM charges one combined fee and itself pays nearly all the other ordinary operating expenses of each Fund).

Please see the “Comparison of the Funds” starting on p. 9, which outlines these and other key comparison items.

Q. What are the potential benefits from the Reorganizations?

A. UBS AM believes that the shareholders of the Acquired Funds will benefit from the opportunity to continue to obtain similar exposure to investments after the Reorganizations and to become shareholders of the Acquiring Funds. In addition, as discussed above, the Policy Changes removed the ESG label and investment focus of the Acquired Funds and aligned the investment objectives, investment policies, principal investment strategies and principal risks of the Acquired Funds with those of the Acquiring Funds. In light of the current significant overlap between the portfolio holdings and investments of the Acquired Funds and the Acquiring Funds, UBS AM believes it would be in the best interests of the Acquired Funds and the Acquiring Funds to consummate the Reorganizations and cease offering money market funds for which there is a limited portfolio differentiation between ESG and non-ESG varieties within a broader investment strategy.

The Acquiring Funds and Acquired Funds have principal investment strategies that are identical in all material respects. As a result, the Reorganizations will not result in repositioning of the Acquired Funds’ holdings in connection with the Reorganizations and any brokerage commissions, transaction costs or realization of capital gains distributable to shareholders as taxable distributions.

Q. Will I have to pay any sales load or commission in connection with the Reorganizations?

A. No. You will pay no sales load or commission in connection with the Reorganizations.

Q. How do the fees of the Acquiring Funds compare to those of the Acquired Funds?

A. Each Acquired Fund and Acquiring Fund have the same contractual fees and expenses. The total annual fund operating expenses of each Acquiring Fund on a pro forma basis giving effect to the Reorganizations would be identical to the current total annual fund operating expenses of each Acquired Fund.

For more details, please see “Comparison of Fees and Expenses” below.

Q. Who will bear the expenses of the Reorganizations and related costs?

A. The costs of the dissemination of information related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Acquired Fund all materials relating to this Information Statement/Prospectus, as well as the conversion costs associated with the Reorganizations would initially be allocated to the Acquired Funds. However, the Acquired Funds will not bear any of the costs of the Reorganizations as such expenses will ultimately be borne by UBS AM given the unitary fee arrangement for each Acquired Fund and the contractual expense cap agreement for UBS Select Prime Series II Preferred Fund (as further extended and discussed below). These direct costs are estimated to be between $350,000 and $420,000.

Q. Why is no Acquired Funds’ shareholder action necessary?

A. No Acquired Funds’ shareholder action is necessary because the Reorganizations satisfy the requisite conditions of Rule 17a-8 under the 1940 Act, and, in accordance with the Acquired Funds’ Trust Instrument and applicable Delaware state and US federal law, the Reorganizations may be effected without the approval of shareholders of the Acquired Funds. The Acquired Funds’ shareholders are not expected to be materially negatively impacted by the Reorganizations; instead, they are expected to benefit from the transactions.

Q. How do the Funds’ purchase and redemption procedures and exchange policies compare?

A. The purchase and redemption procedures and exchange policies of the Acquired Funds are the same as those of the Acquiring Funds.

Q. Will there be any federal income tax consequences as a result of the Reorganizations?

A. Each of the Reorganizations is intended to qualify as a tax-free reorganization for US federal income tax purposes and will not take place unless the Acquired Funds and the Acquiring Funds receive a satisfactory opinion of counsel to the effect that the Reorganizations will be tax-free, as described in more detail in the section entitled “Federal Income Tax Consequences” (although there can be no assurance that the Internal Revenue Service will agree with such opinion). Accordingly, no gain or loss is expected to be recognized by the Acquired Fund or its shareholders as a direct result of its respective Reorganization. In addition, the tax basis and holding period of a shareholder’s Acquired Fund shares are expected to carry over to the respective Acquiring Fund shares the shareholder receives in its Reorganization. However, a gain or loss may be recognized by an Acquired Fund with respect to assets as to which unrealized gain or loss is required to be recognized under US federal income tax principles at the termination of a taxable year or upon the transfer of such assets regardless of whether such transfer would otherwise be a non-taxable transaction. Prior to the closing of each Reorganization, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions, to the extent necessary, to ensure that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for all taxable years ending prior to or on the Closing Date (as defined in Appendix A). All or a portion of such distribution may be taxable to such Acquired Fund’s shareholders who are not in a tax-qualified plan.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Federal Income Tax Consequences” section below.

Q. Has the Board approved the Reorganizations?

A. Yes. The Board of the Acquired Funds has approved the Reorganizations. The Board believes that it is in shareholders’ best interests to reorganize each Acquired Fund into the respective Acquiring Fund as it will allow current Acquired Funds’ shareholders to pursue the same investment objective and investment strategies. The specific factors considered by the Board in approving the Reorganizations are discussed in more detail below in the Information Statement/Prospectus.

Q. Whom do I contact if I have questions or need additional information?

A. If you have any questions or need additional information, please contact us by calling toll-free 888-547-3863.

The following documents containing additional information about the Funds, each having been filed with the US Securities and Exchange Commission (the “SEC”), are incorporated by reference into (that is, are legally considered to be part of) this Information Statement/Prospectus:

1.	Statement of Additional Information of the Acquired Funds and the Acquiring Funds, dated August 28, 2023, as supplemented (File No 333-52965; Accession Number 0001193125-23-221615);
2.	Statement of Additional Information, dated January 22, 2024, related to this Information Statement;

3.	Annual Report to shareholders of the Acquired Funds for the fiscal year ended April 30, 2023 (File No 811-08767; Accession Number 0001193125-23-184726);
4.	Annual Report to shareholders of the Acquiring Funds for the fiscal year ended April 30, 2023 (File No 811-08767; Accession Number 0001193125-23-184726);
5.	Semi-Annual Report to shareholders of the Acquired Funds for the fiscal period ended October 31, 2023 (File No 811-08767; Accession Number 0001193125-24-004540); and
6.	Semi-Annual Report to shareholders of the Acquiring Funds for the fiscal period ended October 31, 2023 (File No 811-08767; Accession Number 0001193125-24-004540).

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge:

By Phone:	888-547-3863

By Mail:	BNY Mellon Investment Servicing (US) Inc., UBS Asset Management Inc., P.O. Box 534416, Pittsburgh, PA 15253-4416.

By Internet:	https://www.ubs.com/usmoneymarketfunds.

You also may view or obtain these documents from the SEC:

BY E-MAIL:	PUBLICINFO@SEC.GOV
(DUPLICATING FEE REQUIRED)

BY INTERNET:	WWW.SEC.GOV

No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus. Shareholders should read the entire Information Statement/Prospectus carefully.

The Acquired Funds and the Acquiring Funds are open-end, management investment companies registered with the SEC and are each a series of the Trust; the Trust is organized as a statutory trust under the laws of the State of Delaware.

UBS AM serves as the investment advisor of the series of the master funds in which the Funds invest and serves as the administrator of each Fund.

The Reorganizations

The Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), has unanimously approved the Reorganizations. Each Reorganization provides for:

•	the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund;
•	the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund;
•	the distribution of shares of the Acquiring Fund to the shareholders of the corresponding Acquired Fund; and
•	the complete liquidation of the Acquired Fund.

The Reorganizations are expected to take place on or about February 23, 2024. The Acquiring Funds will be the accounting survivors of the Reorganizations.

Background and Reasons for the Reorganizations

UBS AM believes that the proposed Reorganizations of the Acquired Funds with and into the Acquiring Funds are in the best interests of the Acquired Funds and Acquiring Funds and their shareholders, and that the interests of existing shareholders of the Acquired Funds and Acquiring Funds will not be diluted.

Upon effectiveness of the Policy Changes on December 18, 2023, the Acquired Funds and Acquiring Funds have the same investment objective, principal investment strategies and principal risks. The Acquired Funds and Acquiring Funds have the same contractual fees and expenses. UBS AM believes it no longer makes economic sense to continue to offer investors the nearly identical Acquired Funds, and the Reorganizations will facilitate the orderly transition of those remaining investors who have not already migrated from the Acquired Funds to the Acquiring Funds in response to shareholder communications sent earlier in 2023.

In addition to the Reorganizations, the Board of Trustees of Master Trust determined that the Master Fund Reorganization is in the best interests of Prime Series II Master Fund, Prime Master Fund and their interestholders. The Acquired Funds and Acquiring Funds hold proportionate interests in the assets of Prime Series II Master Fund and Prime Master Fund, respectively.

The Board considered the Reorganizations during a meeting held on September 27, 2023, and the Board, including the Independent Trustees, approved the Reorganizations. In approving the Reorganizations, the Board, including the Independent Trustees, determined that participation in the Reorganizations is in the best interests of shareholders of each Acquired Fund and each Acquiring Fund. The determination to approve the Reorganizations was made by each Trustee after consideration of all of the factors deemed relevant by each Trustee taken as a whole, although individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions with respect to each Fund.

The factors considered by the Board with regard to the Reorganizations included, but were not limited to, the following:

•	UBS AM serves as the investment advisor of the series of the master funds in which the Funds invest.

•	The investment objective, principal investment strategies and fundamental investment policies of each Acquired Fund and Acquiring Fund are identical.

•	Each respective Acquired Fund and Acquiring Fund have the same fundamental investment limitations.

•

Alternatives to the Reorganizations considered by the Board, including the direct liquidation of the Acquired Funds without offering an alternative investment option such as the automatic exchange for shares of the Acquiring Funds.

•

The Acquiring Funds have had, and are expected to have in the future, similar performance as the Acquired Funds because each Acquiring Fund and its respective Acquired Fund invest in significantly similar portfolios. Prior to December 18, 2023, the Acquired Funds had similar performance as the Acquired Funds, but had an ESG investment focus and investment strategies that differed from the investment strategies of the Acquiring Funds.

•	Shareholders of the Acquired Funds will benefit from the opportunity to become shareholders of the Acquiring Funds, which have the same ongoing expenses.

•

The Acquired Funds will bear the costs of the Reorganizations, subject to the existing unitary fee arrangement for each Acquired Fund and the contractual expense cap agreement for UBS Select Prime Series II Preferred Fund as further extended by an additional voluntary waiver by UBS AM.

•

Each Reorganization is expected to be a tax-free transaction. Accordingly, there is expected to be no gain or loss recognized by the Acquired Funds, the Acquiring Funds, or their respective shareholders for federal income tax purposes as a result of the Reorganizations. Prior to the closing of each Reorganization, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions, to the extent necessary, to ensure that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for all taxable years ending prior to or on the Closing Date. All or a portion of such distribution may be taxable to such Acquired Fund’s shareholders who are not in a tax-qualified plan.

•

The interests of the Funds’ shareholders will not be diluted as a result of the Reorganizations. The aggregate net asset value (“NAV”) of each Acquiring Fund’s shares that shareholders of the corresponding Acquired Fund will receive in each Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to such Reorganization.

The Board, including the Independent Trustees, concluded that, based upon the factors summarized above and other considerations it deemed pertinent, the Reorganizations are in the best interests of the shareholders of each Acquired Fund and each Acquiring Fund and that the interests of shareholders in the Acquired Funds and the Acquiring Funds would not be diluted as a result of the Reorganizations.

COMPARISON OF THE FUNDS

Comparison of Investment Objectives and Principal Investment Strategies

The investment objectives and principal investment strategies of each Acquired Fund and its corresponding Acquiring Fund are identical. There can be no assurance that any Fund will achieve its investment objective. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

The following table shows the identical investment objective and principal investment strategies of each Acquired Fund and corresponding Acquiring Fund.

UBS Select Prime Series II Institutional Fund (Acquired Fund) UBS Select Prime Institutional Fund (Acquiring Fund)
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund
Investment objective	Investment objective
Maximum current income consistent with liquidity and the preservation of capital.	Same.

Principal strategies Principal investments	Principal strategies Principal investments

The fund is a money market fund that calculates its net asset value (“NAV”) to four decimals (e.g., $1.0000) using market-based pricing. As a result, its share price will fluctuate. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries;

• commercial paper, other corporate obligations and asset-backed securities; and

• municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

The fund may impose a redemption gate only under extraordinary circumstances as part of a liquidation and may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.

The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio

Same.

UBS Select Prime Series II Institutional Fund (Acquired Fund) UBS Select Prime Institutional Fund (Acquiring Fund)
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund

investments and portfolio holdings, except repurchase agreements with certain counterparties. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

UBS Select Prime Series II Preferred Fund (Acquired Fund) UBS Select Prime Preferred Fund (Acquiring Fund)
UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund
Investment objective	Investment objective
Maximum current income consistent with liquidity and the preservation of capital.	Same.

Principal strategies Principal investments	Principal strategies Principal investments

The fund is a money market fund that calculates its net asset value (“NAV”) to four decimals (e.g., $1.0000) using market-based pricing. As a result, its share price will fluctuate. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries;

• commercial paper, other corporate obligations and asset-backed securities; and

• municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

The fund may impose a redemption gate only under extraordinary circumstances as part of a liquidation and may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.

The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Same.

Principal Risks

The principal risks of each Acquired Fund and its corresponding Acquiring Fund are identical. The principal risks of each Fund are listed in the table below. These risks are then further described in the narrative that follows the table.

UBS Select Prime Series II Institutional Fund (Acquired Fund) UBS Select Prime Institutional Fund (Acquiring Fund)	UBS Select Prime Series II Preferred Fund (Acquired Fund) UBS Select Prime Preferred Fund (Acquiring Fund)
Credit risk	Credit risk
Interest rate risk	Interest rate risk
Market risk	Market risk
Liquidity risk	Liquidity risk
Management risk	Management risk
Concentration risk	Concentration risk
Financial services sector risk	Financial services sector risk
US Government securities risk	US Government securities risk
Repurchase agreements risk	Repurchase agreements risk
Foreign investing risk	Foreign investing risk
Municipal securities risk	Municipal securities risk
Money market fund regulatory risk	Money market fund regulatory risk

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC registered money market funds in July 2023 that will affect the manner in which money market funds are structured and operated. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of the fund. As of the date of this prospectus, UBS AM is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Fundamental Investment Limitations

In addition to the investment objectives and principal investment strategies described above, each Fund has adopted certain fundamental investment policies. The fundamental investment policies of each respective Acquired Fund and Acquiring Fund are the same. Fundamental investment policies may only be changed by a vote of a Fund’s shareholders.

Material Differences in the Rights of Fund Shareholders

Each Acquired Fund and Acquiring Fund is a series of the Trust, a Delaware statutory trust governed by a Board of Trustees made up of the same individuals. The Funds are governed by the same Trust Instrument and By-Laws. Copies of these documents are available to shareholders without charge upon written request to the Funds. There are no material differences between the rights of shareholders of the Acquired Funds and the Acquiring Funds.

Comparison of Fees and Expenses

Fees and Expenses of the Funds:

The following discussion compares the current fees and expenses of the Funds before and after the Reorganizations (as of the most recent fiscal year and semi-annual period for a Fund).

Pro forma combined fees and expenses are estimated in good faith and are hypothetical.

It is important to note that following the Reorganizations, shareholders of the Acquired Funds would be subject to the actual fees and expenses of the Acquiring Funds, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the table or example below.

UBS Select Prime Series II Institutional Fund (Acquired Fund)

UBS Select Prime Institutional Fund (Acquiring Fund)

	UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund (Acquiring Fund)	UBS Select Prime Institutional Fund Pro Forma Combined
Shareholder fees (fees paid directly from your investment)
Maximum front-end sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) Fees	None	None	None
Other expenses	None **	None **	None **
Total annual fund operating expenses	0.18%	0.18%	0.18%
*

UBS Select Prime Series II Institutional Fund and UBS Select Prime Institutional Fund invest in securities through underlying master funds, Prime Series II Master Fund and Prime Master Fund, respectively. This table reflects the direct expenses of each Fund and its share of expenses of Prime Series II Master Fund and Prime Master Fund (as applicable), including management fees allocated from Prime Series II Master Fund and Prime Master Fund (as applicable). Management fees are comprised of investment advisory and administration fees.

**

“Other expenses” do not include miscellaneous expenses, such as trustee expenses, which are deducted from the amount the Fund pays UBS AM. These other expenses are expected to be less than 0.01% of the average daily net assets of the Fund.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

UBS Select Prime Series II Institutional Fund

	1 year	3 years	5 years	10 years
UBS Select Prime Series II Institutional Fund	$18	$58	$101	$230

UBS Select Prime Institutional Fund

	1 year	3 years	5 years	10 years
UBS Select Prime Institutional Fund	$18	$58	$101	$230

UBS Select Prime Institutional Fund Pro Forma Combined

	1 year	3 years	5 years	10 years
UBS Select Prime Institutional Fund	$18	$58	$101	$230

UBS Select Prime Series II Preferred Fund (Acquired Fund)

UBS Select Prime Preferred Fund (Acquiring Fund)

	UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund (Acquiring Fund)	UBS Select Prime Preferred Fund Pro Forma Combined
Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) Fees	None	None	None
Other expenses	None **	None **	None **
Total annual fund operating expenses	0.18%	0.18%	0.18%
Fee waiver	0.04%[1]	0.04%[1]	0.04%[1]
Total annual fund operating expenses after fee waiver	0.14%[1]	0.14%[1]	0.14%[1]
*

UBS Select Prime Series II Preferred Fund and UBS Select Prime Preferred Fund invest in securities through underlying master funds, Prime Series II Master Fund and Prime Master Fund, respectively. This table reflects the direct expenses of each Fund and its share of expenses of Prime Series II Master Fund and Prime Master Fund (as applicable), including management fees allocated from Prime Series II Master Fund and Prime Master Fund (as applicable). Management fees are comprised of investment advisory and administration fees.

**

“Other expenses” do not include miscellaneous expenses, such as trustee expenses, which are deducted from the amount the Fund pays UBS AM. These other expenses are expected to be less than 0.01% of the average daily net assets of the Fund.

[1]

Each of UBS Select Prime Series II Preferred Fund, UBS Select Prime Preferred Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of each Fund through August 31, 2025, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

UBS Select Prime Series II Preferred Fund

	1 year	3 years	5 years	10 years
UBS Select Prime Series II Preferred Fund	$ 14	$ 54	$ 97	$ 226

UBS Select Prime Preferred Fund

	1 year	3 years	5 years	10 years
UBS Select Prime Preferred Fund	$ 14	$ 54	$ 97	$ 226

UBS Select Prime Preferred Fund Pro Forma Combined

	1 year	3 years	5 years	10 years
UBS Select Prime Preferred Fund	$ 14	$ 54	$ 97	$ 226
*	Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.

Comparison of Investment Advisors and Other Service Providers

Investment Advisor

UBS AM serves as the investment advisor of the series of the master funds in which the Acquiring Funds invest. (The Funds do not have an investment advisor at the feeder fund level as their only investments in securities are through their ownership of a proportionate interest in the related master fund, which then itself purchases portfolio investments.) UBS AM is a Delaware corporation with its principal business offices located at One North Wacker Drive, Chicago, IL 60606, and 787 Seventh Avenue, New York, New York 10019. UBS AM is an investment adviser registered with the SEC. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”). As of September 30, 2023, UBS AM had approximately $338.4 billion in assets under management. UBS AM is a member of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of September 30, 2023. UBS is an internationally diversified organization headquartered in Zurich, Switzerland and with operations in many areas of the financial services group of industries.

Pursuant to an investment management contract with respect to each master fund, each master fund pays an annual fee to UBS AM, computed daily and paid monthly, at an annual rate of 0.100% of the master fund’s average daily net assets up to and including $30 billion; 0.0975% of the master fund’s average daily net assets above $30 billion up to and including $40 billion; 0.0950% of the master fund’s average daily net assets above $40 billion up to and including $50 billion; 0.0925% of the master fund’s average daily net assets above $50 billion up to and including $60 billion; and 0.0900% of the master fund’s average daily net assets above $60 billion. Each Acquired Fund and Acquiring Fund effectively pays a proportionate amount of the fees of the relevant master fund through its investment in the master fund, which bears its own fees and expenses. UBS AM’s contract fee for the administrative services it provides to each Fund is 0.08% of each Fund’s average daily net assets. The administration fees applicable to the Funds are part of a “unitary fee” arrangement. Under a “unitary fee” arrangement, in exchange for the administration fees, UBS AM (not the Funds) pays all the remaining ordinary operating expenses of such Funds, such as custodial fees, transfer agency fees, etc., with the exception of the fees and expenses related to the trustees’ services, which are paid directly by the Funds themselves given certain 1940 Act independence considerations.

UBS Select Prime Series II Preferred Fund and UBS Select Prime Preferred Fund are each subject to a contractual fee waiver and expense reimbursement arrangement pursuant to which UBS AM is contractually obligated to waive each Fund’s management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) do not exceed 0.14%. The fee waiver/expense reimbursement agreements may be terminated by the Board at any time and also will terminate automatically upon the expiration or termination of UBS Select Prime Series II Preferred Fund’s and UBS Select Prime Preferred Fund’s contract with UBS AM. In connection with the Board’s approval of the Reorganizations, UBS AM agreed to further voluntarily waive its management fees and/or reimburse UBS Select Prime Series II Preferred Fund by treating the expenses related to the Reorganizations as if they were subject to the aforementioned agreement even though the terms of the contractual arrangement specify that “extraordinary items” are excluded from such arrangements (expenses related to the Reorganizations would be considered “extraordinary items” for accounting purposes). The additional voluntary waiver/reimbursement undertaking means that such Reorganization expenses will be treated as if they were subject to such expense limitation arrangements, with UBS AM paying amounts that are in excess of the percentage caps noted.

UBS Select Prime Institutional Fund is not subject to a contractual fee waiver and expense reimbursement arrangement; however, as noted above, there are no other ordinary operating expenses for the Acquiring Funds to be reimbursed as they are subject to a “unitary fee” arrangement (with the exception of the possible additional voluntary reimbursement of certain trustee related expenses during a “yield flooring,” waiver/reimbursement arrangement given that trustee related expenses are paid directly by a Fund, and not by UBS AM, regardless of whether it is a “unitary fee” contract fund or subject to a more traditional fee arrangement).

For more information about the management of the Acquiring Funds, please refer to the “Management” section of the Acquiring Funds’ Prospectus, which is incorporated herein by reference and to the “Investment advisory, principal underwriting and other service arrangements” section of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI related to this Information Statement/Prospectus. A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Acquiring Funds is available in the Acquiring Funds’ October 31, 2023 semi-annual report to shareholders. A discussion regarding the basis for the Board’s approval of the investment management agreement for the Acquired Funds is available in the Acquired Funds’ October 31, 2023 semi-annual report to shareholders. The management structure of the Acquiring Funds is not expected to change after the Reorganizations.

Custodian

State Street Bank and Trust Company (“State Street”), located at One Congress Street, Suite 1, Boston, MA 02114, is custodian of the master fund’s assets and provides other services to the Funds and provides certain accounting, portfolio valuation and sub-administrative services for each Fund.

Administrator

UBS AM serves as the administrator of the Funds. As administrator, UBS AM supervises and manages all aspects (other than investment advisory activities) of the Funds’ operations. State Street also provides accounting, portfolio valuation and certain sub-administrative services for the Funds.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the transfer and dividend disbursing agent for the Funds.

Independent Registered Public Accounting Firm

Ernst & Young LLP, One Manhattan West, New York, New York 10001, serves as the independent registered public accounting firm for the Funds.

Distributor

UBS AM (US), located at 787 Seventh Avenue, New York, New York 10019 and One North Wacker Drive, Chicago, IL 60606, acts as the principal underwriter for the Funds.

Comparison of Purchase, Exchange, Selling Shares and Valuation of Shares

The procedures for the valuation of shares of each Acquired Fund and its corresponding Acquiring Fund are identical. The purchase and redemption procedures and exchange policies of each Acquired Fund are the same as those of the corresponding Acquiring Fund. Please refer to Appendix B for additional information related to the Acquiring Funds’ purchase and redemption procedures and exchange policies.

Federal Tax Consequences

As a condition to the closing of the Reorganizations, the Acquired Funds and Acquiring Funds will have received from Dechert LLP, legal counsel to the Funds, an opinion to the effect that the Reorganizations will qualify as tax-free Reorganizations for federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of the Reorganizations. The aggregate tax basis of the Acquiring Funds’ shares received by each Acquired Fund shareholder is expected to be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor, and the holding period in the Acquiring Funds’ shares received by each Acquired Fund shareholder is expected to include the shareholder’s holding period in the Acquired Fund shares.

The Acquiring Funds and Acquired Funds have principal investment strategies that are identical in all material respects. As a result, the Reorganizations will not result in repositioning of the Acquired Funds’ holdings in connection with the Reorganizations and any brokerage commissions, transaction costs or realization of capital gains distributable to shareholders as taxable distributions.

The distributable capital gains, if any (which would have been partially reduced by any net capital loss carryforward available), would be distributed to shareholders of the Acquired Funds in advance of the Reorganizations. This distribution generally would be taxable to shareholders that are not in a tax-qualified plan. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

INFORMATION ABOUT THE REORGANIZATIONS

The following is a summary of the material terms of the Agreement and Plan of Reorganization (the “Reorganization Agreement”), a copy of which is attached as Appendix A and is incorporated herein by reference.

General

Under the Reorganization Agreement, each Acquired Fund will transfer its assets to its corresponding Acquiring Fund in exchange for the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund and shares of the Acquiring Fund. Shares of each Acquiring Fund issued to the corresponding Acquired Fund will have an aggregate NAV equal to the aggregate NAV of the Acquired Fund’s shares outstanding as of the final calculation time of the Acquired Funds’ NAV per share on the Closing Date (as defined in Appendix A) of the Reorganizations (“Valuation Time”). Upon receipt by each Acquired Fund of the shares of each corresponding Acquiring Fund, each Acquired Fund will distribute the shares of each corresponding Acquiring Fund to its shareholders, and thereafter each Acquired Fund will be terminated as a series of UBS Series Funds under Delaware state law.

The distribution of an Acquiring Fund’s shares to the corresponding Acquired Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Acquired Fund’s shareholder and transferring to those shareholder accounts shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund (or a related account at an intermediary/your broker) will represent the respective pro rata number of shares that the Acquired Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the corresponding Acquiring Fund in each Reorganization.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, each Acquiring Fund will acquire the assets of the corresponding Acquired Fund on the Closing Date in consideration for the assumption of the liabilities of that Acquired Fund and shares of the Acquiring Fund.

At the consummation of the Reorganizations, all of the assets and liabilities of the Acquired Funds will be transferred to the respective Acquiring Fund in exchange for shares of the Acquiring Fund, such that at and after the Closing Date, the assets and liabilities of the Acquired Funds will become the assets and liabilities of the Acquiring Funds. The transfer of assets by the Acquired Funds will occur at their then-current value as determined in accordance with each Acquired Fund’s valuation and Rule 2a-7 procedures, and shares of the Acquiring Funds to be issued to the Acquired Funds shall be valued at the then-current net asset value determined in accordance with the Acquiring Funds’ valuation and Rule 2a-7 procedures. The Acquired Funds’ and respective Acquiring Funds’ valuation and Rule 2a-7 procedures are the same. Each of the Funds calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing, and its share price will fluctuate. Shares of the Acquiring Funds will be distributed to shareholders of each Acquired Fund in exchange for their shares of each Acquired Fund. After completion of the Reorganizations, each shareholder of the Acquired Funds will own shares of the respective Acquiring Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Funds. Following the completion of the Reorganizations, the Acquired Funds will be liquidated.

The Reorganization Agreement provides that the Board (or its delegate) will declare a dividend or dividends with respect to each Acquired Fund prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each Acquired Fund all undistributed ordinary income earned, tax-exempt income and net capital gains recognized up to and including the Closing Date. The shareholders of each Acquired Fund will recognize ordinary income and capital gains with respect to the portion of this distribution that is derived from ordinary income and capital gains, and such income and gain may be subject to federal, state and/or local taxes as would any distribution/dividend from such Funds.

The Reorganizations are subject to a number of conditions as set forth in the Reorganization Agreement. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Funds or the Acquiring Funds under the Reorganization Agreement if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund or the shareholders of an Acquiring Fund. Certain conditions under the Reorganization Agreement cannot be waived by the Trust, including the condition that the Funds receive a favorable tax opinion from Dechert LLP. The Board may abandon the Reorganization Agreement and the Reorganizations at any time for any reason prior to the Closing Date. The Reorganization Agreement provides further that at any time prior to the Reorganizations the Funds may amend any of the provisions of the Reorganization Agreement; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Acquired Fund shareholders under the Reorganization Agreement to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of both the Acquired Funds and the Acquiring Fund.

The Acquired Funds have agreed to bear all of the expenses incurred in connection with the Reorganizations including the costs of printing and mailing this Information Statement/Prospectus, subject to the existing unitary fee arrangement for each Acquired Fund and the contractual expense cap agreement for UBS Select Prime Series II Preferred Fund, as further extended by the additional voluntary waiver/reimbursement arrangement discussed above.

The Board of the Acquired Funds has voted to approve the proposed Reorganizations. The actions contemplated by the Reorganization Agreement and the related matters described therein will be consummated in accordance with the requirements under the 1940 Act.

Federal Income Tax Consequences

The Reorganizations are intended to qualify for federal income tax purposes as tax-free Reorganizations described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganizations, the Acquired Funds and Acquiring Funds will receive legal opinions from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)        The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code;

(2)        No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund shares by the Acquired Fund to the shareholders of the Acquired Fund;

(3)        No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(4)        The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the exchange;

(5)        The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(6)        No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares solely for the Acquiring Fund shares (including fractional shares to which they may be entitled);

(7)        The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor;

(8)        The holding period of the Acquiring Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganizations on each Acquired Fund or Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for US federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Prior to the closing of the Reorganizations, each Acquired Fund will, and an Acquiring Fund may, declare and pay to its shareholders of record one or more dividends and/or other distributions, to the extent necessary, to ensure that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for all taxable years ending prior to or on the Closing Date. These distributions will be taxable to shareholders that are not in a tax-qualified plan.

Federal income tax law permits a regulated investment company to carry forward its net capital losses without limit. Each Acquiring Fund’s ability to use the capital loss carryovers of the respective Acquired Fund, if any, to offset gains of Acquiring Fund in a given tax year after the Reorganizations may be limited by loss limitation rules under the Code. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Funds at the time of the Reorganizations. The ability of the Acquiring Funds to use capital losses to offset capital gains will also depend on other factors such as the future realization of capital gains or losses.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganizations from the Internal Revenue Service (“IRS”). The opinion to be received from Dechert LLP with respect to the federal income tax consequences of the Reorganizations described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

As of December 31, 2023, the Acquired Funds had $0 in capital loss carryforwards.

This description of the federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

PAST PERFORMANCE OF THE FUNDS

UBS Select Prime Series II Institutional Fund

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Select Prime Series II Institutional Fund Annual Total Returns

Total return (2021 was the fund’s first full calendar year of operations)

Total return January 1 to December 31, 2023: 5.10%

Best quarter during years shown-4Q 2023: 1.35%

Worst quarter during years shown-3Q 2021: (0.00)% (Actual total return was (0.0031)%)

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average annual total returns (for the period ended December 31, 2023)

One year	5.10%
Life of fund (inception date January 15, 2020)	1.84

UBS Select Prime Institutional Fund

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Select Prime Institutional Fund Annual Total Returns

Total return

Total return January 1 to December 31, 2023: 5.13%

Best quarter during years shown-4Q 2023: 1.37%

Worst quarter during years shown-1Q 2022: (0.02)%

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average annual total returns (for the periods ended December 31, 2023)

One year	5.13%
Five years	1.89
Ten years	1.30

UBS Select Prime Series II Preferred Fund

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Select Prime Series II Preferred Fund Annual Total Returns

Total return (2021 was the fund’s first full calendar year of operations)

Total return January 1 to December 31, 2023: 5.13%

Best quarter during years shown-4Q 2023: 1.36%

Worst quarter during years shown-1Q 2022: 0.01%

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average annual total returns (for the periods ended December 31, 2023)

One year	5.13%
Life of fund (inception date January 15, 2020)	1.88

UBS Select Prime Preferred Fund

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Select Prime Preferred Fund Annual Total Returns

Total return

Total return January 1 to December 31, 2023: 5.17%

Best quarter during years shown-4Q 2023: 1.38%

Worst quarter during years shown-1Q 2022: (0.01)%

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average annual total returns (for the periods ended December 31, 2023)

One year	5.17%
Five years	1.93
Ten years	1.35

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

Information about the Acquiring Funds and Acquired Funds is included in their respective prospectuses and SAI. Information about the Acquiring Funds and the Acquired Funds is also included in their most recent shareholder reports. Copies of these documents and any subsequently released shareholder reports are available upon request and without charge by calling toll-free 800-647-1568, or by writing to UBS AM, 787 Seventh Avenue, New York, New York 10019. These documents are also available via the internet on the Funds’ website at https://www.ubs.com/usmoneymarketfunds. Please review this important information carefully.

Financial Highlights

The fiscal year end for each Fund is April 30.

The financial highlights of the Acquired Funds and the Acquiring Funds in Appendix C has been derived from financial statements audited by Ernst & Young LLP, except for the information for the six months ended October 31, 2023, which is unaudited.

Forms of Organization

The Acquired Funds and the Acquiring Funds are each a “diversified” (as that term is defined in the 1940 Act) series of UBS Series Funds, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. Each Fund is governed by the Board, which consists of five members, all of whom are Independent Trustees. For more information on the history of the Funds, please see the SAI.

Distributor

UBS AM (US), located at 787 Seventh Avenue, New York, New York 10019 and One North Wacker Drive, Chicago, IL 60606, serves as the distributor for the Funds.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm’s website for more information.

Security Ownership of Management and Principal Shareholders

As of December 31, 2023, trustees and officers owned in the aggregate less than 1% of the outstanding shares of the Funds. The Trust does not know of any person who owns beneficially 5% or more of the Acquired Funds’ shares.

CAPITALIZATION

The following tables show the unaudited capitalization of the Acquiring Funds and the Acquired Funds as of November 30, 2023 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at NAV. The pro forma NAV per share assumes the issuance of shares of the Acquiring Funds, which would have occurred at February 23, 2024, in connection with the proposed Reorganizations. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Funds will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Funds that actually will be received. The Acquiring Funds will be the accounting survivors of the Reorganizations.

As of November 30, 2023 (unaudited)
	UBS Select Prime Series II Institutional Fund (Acquired Fund)	UBS Select Prime Institutional Fund (Acquiring Fund)	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$ 999,481,989	$ 9,733,976,017	$–	*	$ 10,733,458,006
Net Asset Value Per Share	$ 1.0003	$ 1.0002	$–		$ 1.0002
Shares Outstanding	999,221,290	9,731,655,280	60,843	*	10,730,937,413

As of November 30, 2023 (unaudited)
	UBS Select Prime Series II Preferred Fund (Acquired Fund)	UBS Select Prime Preferred Fund (Acquiring Fund)	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$ 1,868,107,695	$ 6,925,699,258	$–	*	$ 8,793,806,953
Net Asset Value Per Share	$ 1.0002	$ 1.0002	$–		$ 1.0002
Shares Outstanding	1,867,697,391	6,924,144,005	–	*	8,791,841,396

*

Following the Reorganizations, the Acquiring Funds will be the accounting survivors. This reflects the cost of the Reorganizations that would initially be allocated to the Acquired Funds, subject to the existing unitary fee arrangement and applicable contractual expense cap agreement, (estimated to be between $350,000 and $420,000) and/or anticipated redemptions. However, the Acquired Funds will not bear any of the costs of the Reorganizations as such expenses will ultimately be borne by UBS AM given the unitary fee arrangement for each Acquired Fund and the contractual expense cap agreement for UBS Select Prime Series II Preferred Fund (as further extended). The interests of the Acquired Funds’ shareholders will not be diluted as a result of the Reorganizations because each Acquired Fund’s shareholders will receive shares of the corresponding Acquiring Fund with the same aggregate NAV as their Acquired Fund shares.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of UBS Series Funds at One North Wacker Drive, Chicago, Illinois 60606, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chair of the Board.

APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Funds or the Acquiring Funds. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan” or “Agreement”) is made as of this [    ] day of [    ], 2024 by and between UBS Series Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, on behalf of its series listed on Exhibit A attached hereto (each series, an “Acquired Fund”), and the Trust, on behalf of its other series listed on Exhibit A attached hereto (each series, a “Surviving Fund” and together with the Acquired Funds, the “Funds”). Except for each Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 787 Seventh Avenue, New York NY 10019.

WHEREAS, the Trust was established on April 29, 1998 under the laws of the State of Delaware as a statutory trust under a Trust Instrument, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Acquired Fund and Surviving Fund is a separate investment series of the Trust and each Acquired Fund owns securities that are the same securities in which the corresponding Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Funds and Surviving Funds is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, BE IT in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Fund solely in exchange for the assumption by the corresponding Surviving Fund of all of the liabilities of the Acquired Fund and shares of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 14 of this Agreement), of the Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. This Agreement provides for multiple Reorganizations (as defined below) and each Reorganization between an Acquired Fund and its corresponding Surviving Fund shall be treated as if it had been the subject of a separate agreement. Each Acquired Fund and its corresponding Surviving Fund hereby covenant and agree as follows:

1.    Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of its liabilities to the

Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional Surviving Fund Shares. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.    Transfer of Assets.

(a)    The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)    The Acquired Fund shall direct BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.    Calculations.

(a)    The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding Acquired Fund Shares by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Surviving Fund at the Valuation Time (as defined below), determined in accordance with Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional Surviving Fund Shares.

(b)    The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the valuation and Rule 2a-7 policies and procedures, each as adopted by the Trust, as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933, as amended (the “1933 Act”). The parties shall make all computations rounded to the fourth decimal place.

4.    Final Distribution. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions, to the extent necessary, to ensure that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for all taxable years ending prior to or on the Closing Date.

5.    Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, computed using the valuation procedures set forth in the then-current policies, prospectus and statement of additional information with respect to each Surviving Fund and the valuation procedures (including the procedures adopted under Rule 2a-7 under the 1940 Act) established as adopted by the Trust (the “Valuation Procedures”). For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

6.    Valuation Time. The valuation time shall be as of the final calculation time of the Acquired Funds’ net asset value per share on the Closing Date (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

7.    Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding Acquired Fund Shares shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

8.    Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)    The Surviving Fund has been duly established as a separate investment series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware.

(b)    The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the US Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Surviving Fund Shares have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding Surviving Fund Shares are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or other equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)    The audited financial statements of the Surviving Fund as of April 30, 2023 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)    Since April 30, 2023, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)    The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)    Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)    Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)    As of the Closing Date, all material Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)    For each taxable year of its operation (including with respect to the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code.

(l)    The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)    The information statement and prospectus and statement of additional information (collectively, the “Prospectus/Information Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.    Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)    The Acquired Fund has been duly established as a separate investment series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware.

(b)    The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Acquired Fund Shares have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(b). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or other equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)    The audited financial statements of the Acquired Fund as of April 30, 2023 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)    Since April 30, 2023, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)    The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)    The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)    Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)    Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)    As of the Closing Date, all material Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)    For each taxable year of its operation (including with respect to the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet), the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net capital gain and net tax-exempt interest income for all taxable years ending on or prior to the Closing Date.

(m)    The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

10.    Covenants of the Surviving Fund and the Acquired Fund.

(a)    The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)    The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

(c)    Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)    As promptly as practicable, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, if any, that will be carried over by the Surviving Fund as a result of Section 381 of the Code.

(e)    On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

11.    Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)    On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (b) have been and continue to be, satisfied.

12.    Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)    All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)    On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (b) have been, and continue to be, satisfied.

13.    Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)    The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)    All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d)    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)    The Funds shall have received a favorable opinion of Dechert LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)    The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.

(ii)    No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of the Surviving Fund Shares by the Acquired Fund to the shareholders of the Acquired Fund.

(iii)    No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(iv)    The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the exchange.

(v)    The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vi)    No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Surviving Fund Shares (including fractional shares to which they may be entitled).

(vii)    The aggregate tax basis of the Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares surrendered in exchange therefor.

(viii)    The holding period of the Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for US federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Dechert LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 13(e).

14.    Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of close of business on [February 23], 2024, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

15.    Termination.

(a)    This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)     because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)     because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)    if circumstances should develop that, in the good faith opinion of the Board or the President or Vice President of the Trust, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders.

(b)    In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party, but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided hereof.

16.    Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

17.    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

18.    Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the UBS Series Funds at One North Wacker Drive, Chicago, Illinois 60606, Attention: Secretary.

19.    Fees and Expenses.

(a)    Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)    Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund, subject to the existing unitary fee arrangement and applicable contractual expense cap agreement.

20.    Headings, Counterparts, Assignment.

(a)    The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)    This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)    The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)    Notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, UBS Series Funds, on behalf of the Acquired Fund, and the Surviving Fund have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

UBS SERIES FUNDS, on behalf of each Acquired Fund listed on Exhibit A

By:

Name:
Title:

By:

Name:
Title:

UBS SERIES FUNDS, on behalf of each Surviving Fund listed on Exhibit A

By:

Name:
Title:

By:

Name:
Title:

Exhibit A

Acquired Fund	Surviving Fund
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund

APPENDIX B

COMPARISON OF PURCHASE, EXCHANGE, SELLING SHARES AND VALUATION OF SHARES

UBS Select Prime Series II Institutional Fund and UBS Select Prime Institutional Fund

The following pages are intended to provide additional information regarding how to buy, sell, and exchange shares of UBS Select Prime Series II Institutional Fund and UBS Select Prime Institutional Fund (each, a “fund” and collectively, the “funds”).

Buying shares

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Asset Management (US) Inc., the fund’s distributor (“UBS AM (US)”), or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open.

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

For UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund:

If a purchase order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline by which orders to buy or sell shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund must be received by the transfer agent is 3:00 p.m. (Eastern time).)

The funds, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name:	Bank of New York Mellon
ABA:	011001234
Credit:	000073-5515
BNY Mellon Investment Servicing (US) Inc. as Agent for UBS Funds
Further Credit:	Beneficiary Fund/Account Number (Shareholder account number)

You should not wire money directly to the funds’ transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Initial purchases made through UBS Financial Services Inc. brokerage accounts, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level. UBS Financial Services Inc. fee-based advisory programs are not eligible to make investments in the fund (with an exception for the normal month-end automatic reinvestment of dividends by existing shareholders).

UBS AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares based upon the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders to sell shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund received by the funds’ transfer agent by 8:00 a.m. (Eastern time) will normally be executed as of 8:00 a.m. (Eastern Time).

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund:

If a redemption order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) for UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, or by 3:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund, the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired or deposited on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares) or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

Typically, redemptions of fund shares will be made by the funds wiring cash payments or deposit into your account. The funds typically expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale or maturity of portfolio holdings. Although not routinely used by a fund, a fund reserves the right to pay proceeds “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a fund’s operations or in particularly stressed market conditions. In these cases, you might incur transaction costs converting the securities to cash. The securities included in a redemption in kind may include illiquid securities that may not be immediately saleable.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of a fund (except UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund) for shares of another fund offered in this prospectus (except UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund) or of UBS Prime Reserves Fund and of UBS Tax-Free Reserves Fund. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund have different eligibility requirements for purchase, and you may not be able to exchange your shares if you are not eligible to purchase shares of those other funds, which limit investors to “natural persons” as described in their prospectus.

Exchanges between UBS Select Prime Institutional Fund, UBS Select Prime Series II Institutional Fund and other funds are not permitted.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity (or that of another person(s) authorized to act on your behalf) within a reasonable time, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. If we decide to close your account for this reason, your fund shares will be redeemed at the net asset value per share next calculated after the account is closed, less any applicable fees. You may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). Each fund may postpone and/or suspend redemption and payment beyond one business day (but within seven calendar days) for any period during which there is a non-routine closure of Fedwire or applicable Federal Reserve Banks. In addition, each fund may also postpone or suspend redemption and payment as follows: (1) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (3) for any period during which the US SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (4) for any period that the SEC may by order permit for your protection; or (5) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (see “Information on liquidity fees (UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund)” below).

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open.

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund:

If a purchase order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline by which orders to buy or sell shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund must be received by the transfer agent to 3:00 p.m. (Eastern time).)

The funds, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Initial purchases made through UBS Financial Services Inc. brokerage accounts, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level. UBS Financial Services Inc. fee-based advisory programs are not eligible to make investments in the fund (with an exception for the normal month-end automatic reinvestment of dividends by existing shareholders).

UBS AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares based upon the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares of

UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders to sell shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund received by the funds’ transfer agent by 8:00 a.m. (Eastern time) will normally be executed as of 8:00 a.m. (Eastern time).

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund:

If a redemption order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account ordinarily on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

Typically, redemptions of fund shares will be made by the funds wiring cash payments. The funds typically expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale or maturity of portfolio holdings. Although not routinely used by a fund, a fund reserves the right to pay proceeds “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a fund’s operations or in particularly stressed market conditions. In these cases, you might incur brokerage costs converting the securities to cash. The securities included in a redemption in kind may include illiquid securities that may not be immediately saleable.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund (except UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund) for shares of another fund offered in this prospectus (except UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund) or of UBS Prime Reserves Fund and of UBS Tax-Free Reserves Fund. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund have different eligibility requirements for purchase, and you may not be able to exchange your shares if you are not eligible to purchase shares of those other funds, which limit investors to “natural persons” as described in their prospectus.

Exchanges between UBS Select Prime Institutional Fund, UBS Select Prime Series II Institutional Fund and other funds are not permitted.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). Each fund may postpone and/or suspend redemption and payment beyond one business day (but within seven calendar days) for any period during which there is a non-routine closure of Fedwire or applicable Federal Reserve Banks. In addition, each fund may also postpone or suspend redemption and payment as follows: (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (3) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (4) for any period that the SEC may by order permit for your protection; or (5) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (see “Information on liquidity fees (UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund)” below).

UBS AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Information on liquidity fees (UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund)

Pursuant to Rule 2a-7, each of Prime Master Fund’s and Prime Series II Master Fund’s board may, in its discretion, impose a liquidity fee on redemptions from the relevant master fund (up to 2%) if it believes such action to be in the best interest of the relevant master fund and its interestholders. The impact of any such liquidity fee will flow through to each of the relevant feeder funds, which will implement a corresponding liquidity fee. The board may delegate to the funds’ investment advisor or officers the ability to make determinations regarding liquidity fees pursuant to written procedures and guidelines adopted by the board. Liquidity fees are most likely to be imposed only during times of extraordinary market stress or exceptional circumstances pertaining to a fund. The imposition of a liquidity fee will be reported by a fund to the SEC on Form N-MFP.

Liquidity fees would reduce the amount you receive upon redemption of your shares. A fund retains the liquidity fees for the benefit of remaining shareholders.

Each of Prime Master Fund’s and Prime Series II Master Fund’s board may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of the relevant master fund and its interestholders. Each of Prime Master Fund’s and Prime Series II Master Fund’s board may, in its discretion, permanently suspend redemptions and liquidate the relevant master fund and, thus, the corresponding feeder fund, if, among other things, the relevant master fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS AM (US) also believes that money market funds, such as the funds offered in this prospectus, are not targets of abusive trading practices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is equal to the value of all the assets of the fund, minus the liabilities of the fund, divided by the number of shares outstanding.

In determining net asset value, each of Government Master Fund and Treasury Master Fund values its securities at their amortized cost (unless the fund’s board (or UBS AM as valuation designee) determines that this does not represent fair value), and each of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. The net asset value per share of each of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is expected to be $1.00, although this value is not guaranteed.

In determining net asset value, each of Prime Master Fund and Prime Series II Master Fund values its securities using market-based values (unless the fund’s board (or UBS AM as valuation designee) determines that this does not represent fair value), and each of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund buys the relevant master fund’s interests at the master fund’s net asset value. The net asset value per share of each of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund is calculated to four decimals (e.g., $1.0000) and will fluctuate.

The net asset value per share of each of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time). The net asset value per share of each of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund is normally determined three times each business day, at 8:00 a.m. (Eastern time), 12:00 noon (Eastern time) and 3:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The funds’ board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and delegated to UBS AM the responsibility for making fair value determinations with respect to a fund’s portfolio securities. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has a valuation committee to assist with its designated responsibilities as valuation designee. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS AM, represent the current market value. The need to fair value a fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund’s portfolio holding consists of an interest in the master fund in which the fund invests. The value of such portfolio holding reflects each fund’s proportionate interest in the net assets of its corresponding master fund. Each master fund generally values securities and other instruments in a manner as described in that master fund’s prospectus or similar document.

UBS Select Prime Series II Preferred Fund and UBS Select Prime Preferred Fund

The following pages are intended to provide additional information regarding how to buy, sell, and exchange shares of UBS Select Prime Series II Preferred Fund and UBS Select Prime Preferred Fund (each, a “fund” and collectively, the “funds”).

Buying shares

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Asset Management (US) Inc., the fund’s distributor (“UBS AM (US)”), or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open.

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

For UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Gov-

ernment Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline by which orders to buy or sell shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund must be received by the transfer agent is 3:00 p.m. (Eastern time).

The funds, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name:	Bank of New York Mellon
ABA:	011001234
Credit:	000073-5515
BNY Mellon Investment Servicing (US) Inc. as Agent for UBS Funds
Further Credit:	Beneficiary Fund/Account Number (Shareholder account number)

You should not wire money directly to the funds’ transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $5,000,000, as determined on a household basis.

Initial purchases made through UBS Financial Services Inc. fee-based advisory programs, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level.

UBS AM (US) may waive these minimums under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares based upon the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders to sell shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund received by the funds’ transfer agent by 8:00 a.m. (Eastern time) will normally be executed as of 8:00 a.m. (Eastern time).

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund:

If a redemption order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) for UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, or by 3:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund, the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

Typically, redemptions of fund shares will be made by the funds wiring cash payments. The funds typically expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale or maturity of portfolio holdings. Although not routinely used by a fund, a fund reserves the right to pay proceeds “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a fund’s operations or in particularly stressed market conditions. In these cases, you might incur transaction costs converting the securities to cash. The securities included in a redemption in kind may include illiquid securities that may not be immediately saleable.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of a fund (except UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund) for shares of another fund offered in this prospectus (except UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund) or of UBS Prime Preferred Fund and of UBS Tax-Free Preferred Fund. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund have different eligibility requirements for purchase, and you may not be able to exchange your shares if you are not eligible to purchase shares of those other funds, which limit investors to “natural persons” as described in their prospectus.

Exchanges between UBS Select Prime Preferred Fund, UBS Select Prime Series II Preferred Fund and other funds are not permitted.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time.

These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity (or that of another person(s) authorized to act on your behalf) within a reasonable time, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. If we decide to close your account for this reason, your fund shares will be redeemed at the net asset value per share next calculated after the account is closed, less any applicable fees. You may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). Each fund may postpone and/or suspend redemption and payment beyond one business day (but within seven calendar days) for any period during which there is a non-routine closure of Fedwire or applicable Federal Reserve Banks. In addition, each fund may also postpone or suspend redemption and payment as follows: (1) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or

(b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (3) for any period during which the US Securities and Exchange Commission (“SEC”) has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (4) for any period that the SEC may by order permit for your protection; or (5) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/ or suspended redemption of shares and payment in accordance with federal securities laws (see “Information on liquidity fees (UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund)” below).

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open.

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline by which orders to buy or sell shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund must be received by the transfer agent is 3:00 p.m. (Eastern time).)

The funds, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $5,000,000, as determined on a household basis.

Initial purchases made through UBS Financial Services Inc. fee-based advisory programs, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level.

UBS AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares based upon the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders to sell shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund received by the funds’ transfer agent by 8:00 a.m. (Eastern time) will normally be executed as of 8:00 a.m. (Eastern time).

The charts below show processing times by which orders received by the funds’ transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund:

If a redemption order is received:	The order will normally be executed as of:
By 8:00 a.m.	8:00 a.m.

After 8:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 3:00 p.m.	3:00 p.m.

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account ordinarily on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired or deposited on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS AM, UBS AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

Typically, redemptions of fund shares will be made by the funds wiring cash payments or deposit into your account. The funds typically expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale or maturity of portfolio holdings. Although not routinely used by a fund, a fund reserves the right to pay proceeds “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a fund’s operations or in particularly stressed market conditions. In these cases, you might incur brokerage costs converting the securities to cash. The securities included in a redemption in kind may include illiquid securities that may not be immediately saleable.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund (except UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund) for shares of another fund offered in this prospectus (except UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund) or of UBS Prime Preferred Fund and of UBS Tax-Free Preferred Fund. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund have different eligibility requirements for purchase, and you may not be able to exchange your shares if you are not eligible to purchase shares of those other funds, which limit investors to “natural persons” as described in their prospectus.

Exchanges between UBS Select Prime Preferred Fund, UBS Select Prime Series II Preferred Fund and other funds are not permitted.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). Each fund may postpone and/or suspend redemption and payment beyond one business day (but within seven calendar days) for any period during which there is a non-routine closure of Fedwire or applicable Federal Reserve Banks. In addition, each fund may also postpone or suspend redemption and payment as follows: (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (3) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (4) for any period that the SEC may by order permit for your protection; or (5) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (see “Information on liquidity fees (UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund)” below).

UBS AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Information on liquidity fees (UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund)

Pursuant to Rule 2a-7, each of Prime Master Fund’s and Prime Series II Master Fund’s board may, in its discretion, impose a liquidity fee on redemptions from the relevant master fund (up to 2%) if it believes such action to be in the best interest of the relevant master fund and its interestholders. The impact of any such liquidity fee will flow through to each of the relevant feeder funds, which will implement a corresponding liquidity fee. The board may delegate to the funds’ investment advisor or officers the ability to make determinations regarding liquidity fees pursuant to written procedures and guidelines adopted by the board. Liquidity fees are most likely to be imposed only during times of extraordinary market stress or exceptional circumstances pertaining to a fund. The imposition of a liquidity fee will be reported by a fund to the SEC on Form N-MFP.

Liquidity fees would reduce the amount you receive upon redemption of your shares. A fund retains the liquidity fees for the benefit of remaining shareholders.

Each of Prime Master Fund’s and Prime Series II Master Fund’s board may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of the relevant master fund and its interestholders. Each of Prime Master Fund’s and Prime Series II Master Fund’s board may, in its discretion, permanently suspend redemptions and liquidate the relevant master fund and, thus, the corresponding feeder fund, if, among other things, the relevant master fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at such time.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS AM (US) also believes that money market funds, such as the funds offered in this prospectus, are not targets of abusive trading practices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is equal to the value of all the assets of the fund, minus the liabilities of the fund, divided by the number of shares outstanding.

In determining net asset value, each of Government Master Fund and Treasury Master Fund values its securities at their amortized cost (unless the fund’s board (or UBS AM as valuation designee) determines that this does not represent fair value), and each of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. The net asset value per share of each of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is expected to be $1.00, although this value is not guaranteed.

In determining net asset value, each of Prime Master Fund and Prime Series II Master Fund values its securities using market-based values (unless the fund’s board (or UBS AM as valuation designee) determines that this does not represent fair value), and each of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund buys the relevant master fund’s interests at the master fund’s net asset value. The net asset value per share of each of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund is calculated to four decimals (e.g., $1.0000) and will fluctuate.

The net asset value per share of each of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is normally determined nine times each business day, every hour on the hour, beginning at

9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time). The net asset value per share of each of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund is normally determined three times each business day, at 8:00 a.m. (Eastern time), 12:00 noon (Eastern time) and 3:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The funds’ board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and delegated to UBS AM the responsibility for making fair value determinations with respect to a fund’s portfolio securities. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has a valuation committee to assist with its designated responsibilities as valuation designee. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS AM, represent current market value. The need to fair value a fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund’s portfolio holding consists of an interest in the master fund in which the fund invests. The value of such portfolio holding reflects each fund’s proportionate interest in the net assets of its corresponding master fund. Each master fund generally values securities and other instruments in a manner as described in that master fund’s prospectus or similar document.

APPENDIX C

FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five fiscal years and for the six months ended October 31, 2023 or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information relating to the past five fiscal years has been derived from the financial statements included in the Funds’ semi-annual reports for the fiscal period ended October 31, 2023 and from the financial statements audited by Ernst & Young LLP, whose report, along with the financial statements of the Funds, is included in the annual reports for the Funds, which are available upon request.

UBS Series Funds: UBS Select Prime Series II Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$1.0002	$1.0002	$1.0005	$1.0008	$1.0000
Net investment income (loss)	0.0264	0.0317	0.0007	0.0014	0.0036
Net realized and unrealized gain (loss)	—	(0.0000)[2]	(0.0003)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0264	0.0317	0.0004	0.0011	0.0044
Dividends from net investment income	(0.0264)	(0.0317)	(0.0007)	(0.0014)	(0.0036)
Distributions from net realized gains	—	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0264)	(0.0317)	(0.0007)	(0.0014)	(0.0036)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0005	$1.0008
Total investment return[3]	2.62%	3.15%	0.05%	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.17%	0.08%	0.08%	0.08%[5]
Net investment income (loss)[4]	5.24%[5]	3.76%	0.07%	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,041,327	$1,064,249	$144,784	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

UBS Series Funds: UBS Select Prime Institutional Fund

Financial highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0001	$0.9999	$1.0003	$1.0005	$1.0001	$1.0001
Net investment income (loss)	0.0265	0.0314	0.0004	0.0009	0.0182	0.0222
Net realized and unrealized gain (loss)	—	0.0002	(0.0004)	(0.0002)	0.0004	0.0000 [1]
Net increase (decrease) from operations	0.0265	0.0316	0.0000 [1]	0.0007	0.0186	0.0222
Dividends from net investment income	(0.0265)	(0.0314)	(0.0004)	(0.0009)	(0.0182)	(0.0222)
Distributions from net realized gains	—	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0265)	(0.0314)	(0.0004)	(0.0009)	(0.0182)	(0.0222)
Net asset value, end of period	$1.0001	$1.0001	$0.9999	$1.0003	$1.0005	$1.0001
Total investment return[2]	2.64%	3.14%	0.00%	0.07%	1.88%	2.24%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.16%	0.18%	0.18%	0.16%
Net investment income (loss)[3]	5.28%[4]	3.60%	0.03%	0.11%	1.83%	2.26%
Supplemental data:
Net assets, end of period (000’s)	$9,324,500	$7,424,643	$2,780,710	$5,193,492	$9,334,162	$9,780,634

[1]	Amount represents less than $0.00005 or $(0.00005) per share
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

UBS Series Funds: UBS Select Prime Series II Preferred Fund

Financial highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$1.0002	$1.0001	$1.0005	$1.0007	$1.0000
Net investment income (loss)	0.0266	0.0321	0.0011	0.0018	0.0038
Net realized and unrealized gain (loss)	—	0.0001	(0.0004)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0266	0.0322	0.0007	0.0016	0.0045
Dividends from net investment income	(0.0266)	(0.0321)	(0.0011)	(0.0018)	(0.0038)
Distributions from net realized gains	—	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0266)	(0.0321)	(0.0011)	(0.0018)	(0.0038)
Net asset value, end of period	$1.0002	$1.0002	$1.0001	$1.0005	$1.0007
Total investment return[3]	2.64%	3.20%	0.08%	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.12%	0.04%	0.04%	0.04%[5]
Net investment income (loss)[4]	5.28%[5]	3.50%	0.14%	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,349,779	$2,334,625	$1,320,043	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

UBS Series Funds: UBS Select Prime Preferred Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0001	$0.9998	$1.0002	$1.0005	$1.0001	$1.0001
Net investment income (loss)	0.0267	0.0318	0.0006	0.0013	0.0186	0.0226
Net realized and unrealized gain (loss)	—	0.0003	(0.0004)	(0.0003)	0.0004	(0.0001)[1]
Net increase (decrease) from operations	0.0267	0.0321	0.0002	0.0010	0.0190	0.0226
Dividends from net investment income	(0.0267)	(0.0318)	(0.0006)	(0.0013)	(0.0186)	(0.0226)
Distributions from net realized gains	—	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0267)	(0.0318)	(0.0006)	(0.0013)	(0.0186)	(0.0226)
Net asset value, end of period	$1.0001	$1.0001	$0.9998	$1.0002	$1.0005	$1.0001
Total investment return[2]	2.66%	3.19%	0.02%	0.10%	1.92%	2.28%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.12%
Net investment income (loss)[3]	5.33%[4]	3.82%	0.06%	0.15%	1.87%	2.29%
Supplemental data:
Net assets, end of period (000’s)	$6,828,545	$4,685,853	$1,095,318	$1,596,532	$2,919,293	$2,751,367

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

APPENDIX D

RECORD DATE, OUTSTANDING SHARES AND INTERESTS OF CERTAIN PERSONS

The following shows the shares of the Acquired Funds that were outstanding as of the close of business on December 31, 2023 (the “Record Date”).

NAME OF FUNDS	SHARES OUTSTANDING
UBS Select Prime Series II Institutional Fund	998,059,287
UBS Select Prime Series II Preferred Fund	1,816,825,810

As of the Record Date, the Trust does not know of any persons who owned of record or beneficially 5% or more of the Acquired Funds’ shares.

D-1

UBS SERIES FUNDS

UBS SELECT PRIME INSTITUTIONAL FUND

UBS SELECT PRIME PREFERRED FUND

Statement of Additional Information

January 22, 2024

Acquisition of the Assets and the Assumption of the Liabilities of	By, and in Exchange for, Shares of
UBS Select Prime Series II Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Prime Series II Preferred Fund	UBS Select Prime Preferred Fund
(each, an “Acquired Fund,” and collectively, the “Acquired Funds”)	(each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”)

(each, a series of UBS Series Funds)

787 Seventh Avenue, New York, New York 10019

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated January 22, 2024, relating specifically to the proposed transfer of the assets of each Acquired Fund to the corresponding Acquiring Fund and the assumption of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund (each, a “Reorganization,” and, collectively, the “Reorganizations”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Information Statement/Prospectus. The Reorganizations are not subject to approval by the shareholders of the Acquired Funds (or the Acquiring Funds).

To obtain a copy of the Information Statement/Prospectus, please contact UBS Series Funds, 787 Seventh Avenue, New York, New York 10019, by calling toll-free 800-647-1568, or by visiting our website at https://www.ubs.com/usmoneymarketfunds.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information consists of introductory pages and the following documents, each of which was filed electronically with the US Securities and Exchange Commission and is incorporated by reference herein:

1.	Statement of Additional Information of the Acquired Funds and the Acquiring Funds, dated August 28, 2023, as supplemented (File No 333-52965; Accession Number 0001193125-23-221615);
2.	Statement of Additional Information, dated January 22, 2024, related to this Information Statement;
3.	Annual Report to shareholders of the Acquired Funds for the fiscal year ended April 30, 2023 (File No 811-08767; Accession Number 0001193125-23-184726);
4.	Annual Report to shareholders of the Acquiring Funds for the fiscal year ended April 30, 2023 (File No 811-08767; Accession Number 0001193125-23-184726);
5.	Semi-Annual Report to shareholders of the Acquired Funds for the fiscal period ended October 31, 2023 (File No 811-08767; Accession Number 0001193125-24-004540); and
6.	Semi-Annual Report to shareholders of the Acquiring Funds for the fiscal period ended October 31, 2023 (File No 811-08767; Accession Number 0001193125-24-004540).

The Reorganizations

FINANCIAL STATEMENTS

For additional information, see the April 30, 2023 annual report of the Acquired Funds.

PRO FORMA FINANCIAL INFORMATION

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.

Tables showing the fees and expenses of the Acquiring Funds and the Acquired Funds, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the Reorganizations, are included in the “Comparison of Fees and Expenses” section in the Information Statement/Prospectus. The Reorganizations will not result in a material change to the Acquired Funds’ investment portfolio due to the investment objectives and restrictions of the Acquired Funds being identical to the Acquiring Funds. As a result, a schedule of investments of the Acquired Funds modified to show the effects of such change is not required and is not included. Notwithstanding the foregoing, changes may be made to Acquired Funds’ portfolio in advance of the Reorganizations and/or Acquiring Funds’ portfolio following the Reorganizations.

The Acquiring Funds will be the surviving fund for accounting purposes. There are no material differences in the accounting, valuation and tax policies of an Acquired Fund as compared to those of its corresponding Acquiring Fund.

PART C

OTHER INFORMATION

Item 15. Indemnification

Section 2 of Article IX of the Trust Instrument, as amended (“Trust Instrument”), “Indemnification,” provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

Additionally, “Limitation of Liability” in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or by any officer, agent, employee, investment advisor or independent contractor of the Registrant.

Section 9 (except as otherwise noted) of each (i) Investment Advisory and Administration Contract with respect to UBS Liquid Assets Government Fund; (ii) Section 8 of the Administration Contract with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Prime Preferred Fund, UBS Tax-Free Reserves Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Preferred Fund, UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund), UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) and Cantor Fitzgerald Government Money Market Fund; (iii) Section 8 of the Administration Contract with respect to UBS RMA Government Money Market Fund; (iv) Management Contract for Limited Purpose Cash Investment Fund; and (v) Section 11 of the Investment Advisory and Administration Contract with respect to UBS Ultra Short Income Fund (each, an “Advisory/Administration Contract”), with UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.) (“UBS AM”) provides that UBS AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series (“Fund”) of the Registrant in connection with the matters to which the Advisory/Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory/Administration Contract. Section 10, 11, or 12 of each Advisory/Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory/Administration Contract and that UBS AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) (“UBS AM (US)”) and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS AM (US) to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the “1933 Act”). Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS AM (US) agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS AM (US) for use in the Registration Statement or arising out of an agreement between UBS AM (US) and any retail dealer, or arising out of supplementary literature or advertising used by UBS AM (US) in connection with the Contract.

Section 15 or 16 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to Section 10, 11, or 12 of the Advisory/Administration Contracts, with respect to UBS AM (US).

Section 9, 14, or 15 of each Dealer Agreement, and Section 12 of the Mutual Fund Account Administration Agreement, contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

The Exclusive Placement Agent Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect:

(a)	Trust Instrument 1/

(b)	Amendment to Trust Instrument effective July 28, 1999 2/

(c)	Amendment to Trust Instrument effective May 9, 2001 3/

(d)	Certificate of Amendment to the Certificate of Trust effective May 9, 2001 3/

(e)	Amendment to Trust Instrument effective April 8, 2002 4/

(f)	Amendment to Trust Instrument effective March 15, 2004 5/

(g)	Amendment to Trust Instrument effective August 28, 2007 6/

(h)	Amendment to Trust Instrument effective October 6, 2008 7/

(i)	Certificate of Amendment to Trust Instrument effective May 20, 2015 8/

(j)	Amendment to Trust Instrument effective October 16, 2015 9/

(k)	Amendment to Trust Instrument effective December 30, 2015 10/

(l)	Amendment to Trust Instrument effective April 15, 2016 11/

(m)	Amendment to Trust Instrument effective August 26, 2016 12/

(n)	Amendment to Trust Instrument effective October 27, 2016 13/

(o)	Certificate of Amendment to the Certificate of Trust effective March 9, 2018 14/

(p)	Amendment to Trust Instrument effective March 9, 2018 14/

(q)	Amendment to Trust Instrument effective October 14, 2019 15/

(r)	Amendment to Trust Instrument effective December 19, 2019 15/

(s)	Amendment to Trust Instrument effective September 27, 2023 16/

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant

(a)	By-Laws 1/

(b)	Certificate of Amendment to By-Laws dated December 19, 2001 4/

(c)	Certificate of Amendment to By-Laws dated February 15, 2002 4/

(d)	Certificate of Amendment to By-Laws effective November 15, 2006 17/

(e)	Certificate of Amendment to By-Laws effective February 13, 2008 18/

(f)	Certificate of Amendment to By-Laws effective May 6, 2009 19/

(g)	Certificate of Amendment to By-Laws effective February 10, 2010 20/

(h)	Certificate of Amendment to By-Laws effective March 9, 2018 14/

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant:

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

Form of Agreement and Plan of Reorganization is filed herein as Appendix A to Part A of this Registration Statement on Form N-14.

(5)

Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant:

(a)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 21/

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

(a)	Investment Advisory and Administration Contract with respect to UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 22/

(b)	Master Transfer and Novation Contract with respect to Investment Advisory and Administration Contract, dated as of April 1, 2006 23/

(c)	Management Contract with respect to Limited Purpose Cash Investment Fund 24/

(d)	Investment Advisory and Administration Contract with respect to UBS Ultra Short Income Fund 25/

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

(a)	Principal Underwriting Contract for UBS Select Prime Institutional Fund (formerly, UBS Select Money Market Fund) 3/

(b)	Principal Underwriting Contract for UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) 5/

(c)

Amended and Restated Principal Underwriting Contract for UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund), UBS Prime Preferred Fund, UBS Prime Reserves Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS RMA Government Money Market Fund, UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund), UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund), and Cantor Fitzgerald Government Money Market Fund 16/

(d)	Distribution Contract for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 22/

(e)	Principal Underwriting Contract for UBS Ultra Short Income Fund 25/

(f)	Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 22/

(g)	Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund (formerly, UBS Select Money Market Fund) 3/

(h)

Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund) 6/

(i)

Mutual Fund Account Administration Agreement with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund) 26/

(j)

Amendment to Schedule B to Mutual Fund Account Administration Agreement with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund) 26/

(k)

Amendment to Mutual Fund Account Administration Agreement with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund) 26/

(l)

Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund) 20/

(m)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. to add UBS Prime Preferred Fund and UBS Prime Reserves Fund 27/

(n)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. to add UBS Select Government Preferred Fund and UBS Select Government Institutional Fund 12/

(o)

Selected Dealer Agreement between UBS Asset Management (US) Inc.* and Treasury Curve LLC with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund) 20/

(p)	Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS RMA Government Money Market Fund 12/

(q)	Form of Amendment to Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries 12/

(r)

Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund, UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund, UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund) and UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) 15/

(s)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to Class A shares and Class P shares of UBS Ultra Short Income Fund 25/

(t)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to Class I shares of UBS Ultra Short Income Fund 25/

(u)

Amendment to Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. to add UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund) and UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) 28/

(v)	Dealer Agreement between UBS Asset Management (US) Inc. and CF Secured, LLC with respect to Cantor Fitzgerald Government Money Market Fund 16/

(8)

Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

None.

(9)

Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration:

(a)	Custodian Contract with State Street Bank and Trust Company for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 22/

(b)	Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS Select Prime Institutional Fund (formerly, UBS Select Money Market Fund) 29/

(c)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) 5/

(d)

Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund) 19/

(e)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Prime Preferred Fund and UBS Prime Reserves Fund 26/

(f)

Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Government Preferred Fund, UBS Select Government Institutional Fund and UBS RMA Government Money Market Fund 12/

(g)	Amendment to the Custody Contract with State Street Bank and Trust Company to include Limited Purpose Cash Investment Fund 24/

(h)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Ultra Short Income Fund 25/

(i)

Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund) and UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) 15/

(j)	Form of Amendment to the Custody Contract with State Street Bank and Trust Company to include Cantor Fitzgerald Government Money Market Fund 16/

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan:

(a)	Shareholder Services Plan Pursuant to Rule 12b-1 with respect to Class A shares of UBS Ultra Short Income Fund 25/

(b)	Multiple Class Plan Pursuant to Rule 18f-3 for UBS Ultra Short Income Fund 14/

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

(a)	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant 30/

(12)

An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus:

(a)	Form of Opinion and Consent of Dechert LLP with respect to certain tax consequences relating to the Agreement and Plan of Reorganization 30/

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement:

(a) (i)	Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly, UBS Select Money Market Fund) 2/

(ii)	Transfer Agency and Related Services Agreement for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 3/

(iii)	Amendment No. 1 to Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly, UBS Select Money Market Fund) 29/

(iv)

Amendment No.  2 to the Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) and UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 31/

(v)

Amendment No.  3 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) 31/

(vi)

Amendment No. 4 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund) 19/

(vii)	Amendment No. 5 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Treasury Capital Fund 32/

(viii)	Amendment No. 6 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Prime Preferred Fund and UBS Prime Reserves Fund 12/

(ix)

Amendment No. 7 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Government Preferred Fund, UBS Select Government Institutional Fund and UBS Select Government Capital Fund 12/

(x)	Transfer Agency and Related Services Agreement 33/

(xi)	Amendment to the Transfer Agency Agreement 34/

(xii)

Adoption and Amendment Agreement with BNY Mellon Investment Servicing (U.S.) Inc. for UBS RMA Government Money Market Fund relating to the Transfer Agency and Related Services Agreement and Amendment to the Transfer Agency Agreement 13/

(xiii)	Amendment No. 8 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include Limited Purpose Cash Investment Fund 24/

(xiv)	Amendment No. 9 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Ultra Short Income Fund 35/

(xv)

Amendment No. 10 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund) and UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) 36/

(xvi)	Amendment No. 11 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include Cantor Fitzgerald Government Money Market Fund (to be filed by amendment)

(b)

Amended and Restated Administration Contract for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund (formerly, UBS Select Tax-Free Institutional Fund), UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund (formerly, UBS Select Tax-Free Preferred Fund), UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Preferred Fund, UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund), and UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) 15/

(c)	Amended and Restated Administration Contract with respect to UBS RMA Government Money Market Fund 15/

(d)	Administration Contract for Cantor Fitzgerald Government Money Market Fund 16/

(e)	Shareholder Services Plan with respect to UBS RMA Government Money Market Fund 26/

(f)	Shareholder Services Plan and Agreement with respect to Cantor Fitzgerald Government Money Market Fund 16/

(g) (i)

Fee Waiver and Expense Reimbursement Agreement with respect to UBS Select Prime Preferred Fund, UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund), UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund 37/

(ii)	Fee Waiver Agreement with respect to Limited Purpose Cash Investment Fund 38/

(iii)	Fee Waiver and Expense Reimbursement Agreement with respect to UBS Ultra Short Income Fund 37/

(iv)	Fee Waiver and Expense Reimbursement Agreement with respect to Cantor Fitzgerald Government Money Market Fund 16/

(h)	Exclusive Placement Agent Agreement with respect to Limited Purpose Cash Investment Fund 23/

(i) (i)	Service Agreement with State Street Bank and Trust Company, dated as of May 31, 2018 39/

(ii)

Amendment to Service Agreement with State Street Bank and Trust Company to include UBS Select Prime Series II Institutional Fund (formerly, UBS Select ESG Prime Institutional Fund) and UBS Select Prime Series II Preferred Fund (formerly, UBS Select ESG Prime Preferred Fund) 40/

(iii)	Form of Amendment to Service Agreement with State Street Bank and Trust Company to include Cantor Fitzgerald Government Money Market Fund 16/

(j)	Form of Fund of Funds Investment Agreement under Rule 12d1-4 37/

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

(a)	Consent of Independent Registered Public Accounting Firm (filed herewith)

(15)	All financial statements omitted pursuant to Item 14(a)(1):

None.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

(a)	Powers of Attorney 30/

(17)	Any additional exhibits which the Registrant may wish to file:

(a)	Code of Ethics for Registrant, UBS Asset Management (Americas) Inc. (investment advisor) and UBS Asset Management (US) Inc. (principal underwriter) 37/

*	Formerly known as UBS Global Asset Management (US) Inc.

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 29, 2001.

4/ Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 30, 2002.

5/ Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 28, 2004.

6/ Incorporated by reference from Post-Effective Amendment No. 22 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2007.

7/ Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 3, 2008.

8/ Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2015.

9/ Incorporated by reference from Post-Effective Amendment No. 42 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 16, 2015.

10/ Incorporated by reference from Post-Effective Amendment No. 44 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 30, 2015.

11/ Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 23, 2016.

12/ Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 26, 2016.

13/ Incorporated by reference from Amendment No. 55 to the Registrant’s registration statement, SEC File No. 811-08767, filed November 16, 2016.

14/ Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 9, 2018.

15/ Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 23, 2019.

16/ Incorporated by reference from Post-Effective Amendment No. 74 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 20, 2023.

17/ Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 14, 2007.

18/ Incorporated by reference from Post-Effective Amendment No. 23 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 27, 2008.

19/ Incorporated by reference from Post-Effective Amendment No. 27 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2009.

20/ Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2010.

21/ Incorporated by reference from Articles IV, VI and X of Registrant’s Trust Instrument and from Articles VI and IX of Registrant’s By-Laws.

22/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2000.

23/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PACE Select Advisers Trust, SEC File No. 33-87254, filed April 3, 2006.

24/ Incorporated by reference from Amendment No. 56 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 25, 2017.

25/ Incorporated by reference from Post-Effective Amendment No. 61 to the Registrant’s registration statement, SEC File No. 333-52965, filed May 24, 2018.

26/ Incorporated by reference from Post-Effective Amendment No. 69 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2021.

27/ Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 28, 2016.

28/ Incorporated by reference from Amendment No. 73 to the Registrant’s registration statement, SEC File No. 811-08767, filed April 7, 2020.

29/ Incorporated by reference from Post-Effective Amendment No. 9 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 12, 2001.

30/ Incorporated by reference to the Registrant’s registration statement on Form N-14, SEC File No. 333-276127, filed December 18, 2023.

31/ Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 30, 2004.

32/ Incorporated by reference from Post-Effective Amendment No. 33 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 29, 2012.

33/ Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of UBS RMA Money Fund Inc., SEC File No. 2-78309, filed August 28, 1998.

34/ Incorporated by reference from Post-Effective Amendment No. 58 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2011.

35/ Incorporated by reference from Post-Effective Amendment No. 64 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2018.

36/ Incorporated by reference from Post-Effective Amendment No. 67 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2020.

37/ Incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

38/	Incorporated by reference from Amendment No. 80 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 24, 2023.

39/ Incorporated by reference from Amendment No. 63 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 24, 2018.

40/ Incorporated by reference from Amendment No. 74 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 27, 2020.

Item 17. Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 22nd day of January, 2024.

UBS SERIES FUNDS

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Heather R. Higgins	Trustee and Chair of the Board of Trustees	January 22, 2024
Heather R. Higgins*

/s/ Richard R. Burt	Trustee	January 22, 2024
Richard R. Burt*

/s/ Bernard H. Garil	Trustee	January 22, 2024
Bernard H. Garil*

/s/ Virginia G. Breen	Trustee	January 22, 2024
Virginia G. Breen*

/s/ David R. Malpass	Trustee	January 22, 2024
David R. Malpass*

/s/ Joanne M. Kilkeary	Vice President, Treasurer and Principal Accounting Officer	January 22, 2024
Joanne M. Kilkeary

/s/ Mark E. Carver	President	January 22, 2024
Mark E. Carver*

*

Signatures affixed by Stephen H. Bier pursuant to Power of Attorney dated December 7, 2023 and incorporated by reference to the Registrant’s registration statement on Form N-14, SEC File No. 333-276127, filed December 18, 2023.

SIGNATURES

Master Trust, on behalf of its series, Prime Master Fund, has duly caused this Post-Effective Amendment to the Registration Statement for UBS Series Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 22nd day of January, 2024.

MASTER TRUST, on behalf of its series Prime Master Fund

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement for UBS Series Funds has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Heather R. Higgins	Trustee and Chair of the Board of Trustees	January 22, 2024
Heather R. Higgins*

/s/ Richard R. Burt	Trustee	January 22, 2024
Richard R. Burt*

/s/ Bernard H. Garil	Trustee	January 22, 2024
Bernard H. Garil*

/s/ Virginia G. Breen	Trustee	January 22, 2024
Virginia G. Breen*

/s/ David R. Malpass	Trustee	January 22, 2024
David R. Malpass*

/s/ Joanne M. Kilkeary	Vice President, Treasurer and Principal Accounting Officer	January 22, 2024
Joanne M. Kilkeary*

/s/ Mark E. Carver	President	January 22, 2024
Mark E. Carver*

*

Signatures affixed by Stephen H. Bier pursuant to Power of Attorney dated December 7, 2023 and incorporated by reference to the Registrant’s registration statement on Form N-14, SEC File No. 333-276127, filed December 18, 2023.